Income Taxes - Summary of Income Tax Recognized Directly in Retained Earnings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax related to equity instruments and other
Income tax related to equity instruments	€ 17	€ 2
Other	1	1
Total income tax recognized directly in retained earnings	€ 18	€ 3